UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Colonial Asset Management, Inc.
Address:  359 S. Pine Street
          Spartanburg, SC 23902

Form 13F File Number:  028-15274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bert D. Barre
Title:    Executive VP and Chief Compliance Officer
Phone:    864-582-6434

Signature, Place, and Date of Signing:

      /s/ Bert D. Barre              Spartanburg, SC             May 14, 2013
      ------------------             ---------------             ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          102
                                         -----------

Form 13F Information Table Value Total:  $   228,542
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                            COM              88579Y101       1,076      10,125 SH       Sole                 10,125
ABBOTT LABS                      COM              002824100       1,837      52,007 SH       Sole                 52,007
ACCENTURE PLC IRELAND            SHS CLASS A      G1151C101       2,589      34,075 SH       Sole                 34,075
AIR PRODS & CHEMS INC            COM              009158106       3,981      45,696 SH       Sole                 45,696
ALPS ETF TR                      ALERIAN MLP      00162q866       4,477     252,650 SH       Sole                252,650
AMERICAN ELEC PWR INC            COM              025537101         384       7,905 SH       Sole                  7,905
APPLE INC                        COM              037833100       7,191      16,246 SH       Sole                 16,246
AT&T INC                         COM              00206r102       1,029      28,049 SH       Sole                 28,049
BANK OF AMERICA CORPORATION      COM              060505104         302      24,761 SH       Sole                 24,761
BARD C R INC                     COM              067383109       1,459      14,476 SH       Sole                 14,476
BB&T CORP                        COM              054937107       1,385      44,111 SH       Sole                 44,111
BERKSHIRE HATHAWAY INC DEL       CL B NEW         084670702         344       3,300 SH       Sole                  3,300
BLACKROCK INC                    COM              09247X101         257       1,000 SH       Sole                  1,000
BRISTOL MYERS SQUIBB CO          COM              110122108         239       5,802 SH       Sole                  5,802
CATERPILLAR INC DEL              COM              149123101       4,971      57,160 SH       Sole                 57,160
CHEVRON CORP NEW                 COM              166764100       1,803      15,176 SH       Sole                 15,176
CISCO SYS INC                    COM              17275r102       1,368      65,482 SH       Sole                 65,482
CLEAN HARBORS INC                COM              184496107       2,759      47,500 SH       Sole                 47,500
COCA COLA CO                     COM              191216100       6,229     154,036 SH       Sole                154,036
COLGATE PALMOLIVE CO             COM              194162103         839       7,108 SH       Sole                  7,108
CONOCOPHILLIPS                   COM              20825C104         268       4,460 SH       Sole                  4,460
DEERE & CO                       COM              244199105       2,722      31,663 SH       Sole                 31,663
DISNEY WALT CO                   COM DISNEY       254687106       5,027      88,501 SH       Sole                 88,501
DOMINION RES INC VA NEW          COM              25746U109         221       3,800 SH       Sole                  3,800
DU PONT E I DE NEMOURS & CO      COM              263534109         291       5,919 SH       Sole                  5,919
DUKE ENERGY CORP NEW             COM NEW          26441C204       8,013     110,393 SH       Sole                110,393
E M C CORP MASS                  COM              268648102       1,166      48,810 SH       Sole                 48,810
ENERGY TRANSFER PRTNRS L P       UNIT LTD PARTN   29273r109         601      11,850 SH       Sole                 11,850
ENTERGY CORP NEW                 COM              29364G103       2,253      35,626 SH       Sole                 35,626
EXPRESS SCRIPTS HLDG CO          COM              30219G108       3,085      53,537 SH       Sole                 53,537
EXXON MOBIL CORP                 COM              30231G102      10,183     113,011 SH       Sole                113,011
FLOWSERVE CORP                   COM              34354p105       3,673      21,898 SH       Sole                 21,898
F M C CORP                       COM NEW          302491303       2,879      50,475 SH       Sole                 50,475
FREEPORT-MCMORAN COPPER & GO     COM              35671D857       2,727      82,372 SH       Sole                 82,372
GENERAL ELECTRIC CO              COM              369604103       4,776     206,591 SH       Sole                206,591
GENERAL MLS INC                  COM              370334104       1,895      38,425 SH       Sole                 38,425
GOLDMAN SACHS GROUP INC          COM              38141G104       1,371       9,318 SH       Sole                  9,318
GOOGLE INC                       CL A             38259p508       1,878       2,365 SH       Sole                  2,365
HALLIBURTON CO                   COM              406216101         340       8,411 SH       Sole                  8,411
HEALTH CARE REIT INC             COM              42217k106         615       9,050 SH       Sole                  9,050
HOME DEPOT INC                   COM              437076102         426       6,100 SH       Sole                  6,100
HOSPITALITY PPTYS TR             COM SH BEN INT   44106m102       1,493      54,394 SH       Sole                 54,394
INTERNATIONAL BUSINESS MACHS     COM              459200101         460       2,158 SH       Sole                  2,158
ISHARES TR                       CORE S&P SCP ETF 464287804       1,236      14,197 SH       Sole                 14,197
ISHARES TR                       CORE S&P500 ETF  464287200       2,424      15,404 SH       Sole                 15,404
ISHARES TR                       CORE S&P MCP ETF 464287507       2,877      25,004 SH       Sole                 25,004
ISHARES TR                       DJ INTL SEL DIVD 464288448         275       8,053 SH       Sole                  8,053
ISHARES GOLD TRUST               ISHARES          464285105       1,231      79,300 SH       Sole                 79,300
ISHARES TR                       MSCI EAFE INDEX  464287465       1,512      25,633 SH       Sole                 25,633
ISHARES TR                       MSCI EMERG MKT   464287234       2,712      63,420 SH       Sole                 63,420
ISHARES TR                       NASDQ BIO INDX   464287556       2,163      13,522 SH       Sole                 13,522
ISHARES TR                       RUSSELL 2000     464287655       1,052      11,136 SH       Sole                 11,136
ISHARES TR                       US PFD STK IDX   464288687       3,770      93,050 SH       Sole                 93,050
ISHARES TR                       S&P 100 IDX FD   464287101         339       4,818 SH       Sole                  4,818
ISHARES SILVER TRUST             ISHARES          46428q109         468      17,045 SH       Sole                 17,045
ISHARES TR                       DJ SEL DIV INX   464287168         719      11,340 SH       Sole                 11,340
JOHNSON & JOHNSON                COM              478160104       8,335     102,236 SH       Sole                102,236
JPMORGAN CHASE & CO              COM              46625H100       3,132      65,995 SH       Sole                 65,995
KIMBERLY CLARK CORP              COM              494368103       2,048      20,901 SH       Sole                 20,901
KINDER MORGAN ENERGY PARTNER     UT LTD PARTNER   494550106         799       8,900 SH       Sole                  8,900
LEMAITRE VASCULAR INC            COM              525558201          89      14,407 SH       Sole                 14,407
LOWES COS INC                    COM              548661107         242       6,375 SH       Sole                  6,375
MCDONALDS CORP                   COM              580135101       2,786      27,945 SH       Sole                 27,945
MICROSOFT CORP                   COM              594918104       4,001     139,865 SH       Sole                139,865
NATIONAL OILWELL VARCO INC       COM              637071101       1,712      24,200 SH       Sole                 24,200
NEXTERA ENERGY INC               COM              65339f101         556       7,157 SH       Sole                  7,157
NIKE INC                         CL B             654106103       3,170      53,726 SH       Sole                 53,726
NORDSTROM INC                    COM              655664100       1,888      34,178 SH       Sole                 34,178
NORFOLK SOUTHERN CORP            COM              655844108         965      12,525 SH       Sole                 12,525
OCCIDENTAL PETE CORP DEL         COM              674599105       1,536      19,600 SH       Sole                 19,600
ORACLE CORP                      COM              68389X105       1,556      48,139 SH       Sole                 48,139
PEPSICO INC                      COM              713448108       5,481      69,279 SH       Sole                 69,279
PFIZER INC                       COM              717081103         284       9,844 SH       Sole                  9,844
PIEDMONT NAT GAS INC             COM              720186105         429      13,034 SH       Sole                 13,034
PLUM CREEK TIMBER CO INC         COM              729251108       1,813      34,725 SH       Sole                 34,725
PNC FINL SVCS GROUP INC          COM              693475105       1,406      21,150 SH       Sole                 21,150
PROCTER & GAMBLE CO              COM              742718109       7,745     100,505 SH       Sole                100,505
QUALCOMM INC                     COM              747525103       2,309      34,500 SH       Sole                 34,500
REALTY INCOME CORP               COM              756109104       1,602      35,321 SH       Sole                 35,321
REGIONS FINL CORP NEW            COM              7591ep100         302      36,858 SH       Sole                 36,858
SCANA CORP NEW                   COM              80589m102         686      13,410 SH       Sole                 13,410
SCHLUMBERGER LTD                 COM              806857108       4,300      57,416 SH       Sole                 57,416
SEMPRA ENERGY                    COM              816851109       3,880      48,540 SH       Sole                 48,540
SOUTHERN CO                      COM              842587107       1,988      42,362 SH       Sole                 42,362
SPDR GOLD TRUST                  GOLD SHS         78463V107       4,974      32,201 SH       Sole                 32,201
SPECTRA ENERGY CORP              COM              847560109         635      20,654 SH       Sole                 20,654
STRYKER CORP                     COM              863667101       1,087      16,655 SH       Sole                 16,655
SYNOVUS FINL CORP                COM              87161c105         138      49,655 SH       Sole                 49,655
TERADATA CORP DEL                COM              88076w103         386       6,600 SH       Sole                  6,600
TOTAL SYS SVCS INC               COM              891906109         326      13,155 SH       Sole                 13,155
UNION PAC CORP                   COM              907818108       4,783      33,587 SH       Sole                 33,587
UNITED PARCEL SERVICE INC        CL B             911312106         485       5,649 SH       Sole                  5,649
UNITED TECHNOLOGIES CORP         COM              913017109       4,622      49,473 SH       Sole                 49,473
VANGUARD INTL EQUITY INDEX F     ALLWRLD EX US    922042775       1,770      38,184 SH       Sole                 38,184
VERIZON COMMUNICATIONS INC       COM              92343V104       5,038     102,513 SH       Sole                102,513
VISA INC                         COM CL A         92826c839       3,464      20,395 SH       Sole                 20,395
WAL-MART STORES INC              COM              931142103       2,696      36,025 SH       Sole                 36,025
WALGREEN CO                      COM              931422109         600      12,575 SH       Sole                 12,575
WHIRLPOOL CORP                   COM              963320106         469       3,960 SH       Sole                  3,960
YUM BRANDS INC                   COM              988498101       5,032      69,947 SH       Sole                 69,947
DIAGEO P L C                     SPON ADR NEW     25243Q205       4,235      33,657 SH       Sole                 33,657
POTASH CORP SASK INC             COM              73755l107       1,102      28,077 SH       Sole                 28,077